Details of Significant Accounts - Leasing arrangements, schedule of information on profit and loss accounts (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Items affecting profit or loss
Interest expense on lease liabilities	$ 10	$ 5
Expense on short-term lease contracts	177	193
Items affecting profit or loss due to leases	$ 187	$ 198